Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 9,974,657	¥ 6,098,320	¥ 3,925,727
Total expense	8,092,063	5,650,098	3,984,454
Income (loss) before income tax expense (benefit)	1,882,594	448,222	(58,727)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
Total assets at end of fiscal year	397,436,461	381,735,733	367,650,018
Domestic, Japan
Foreign Activities Disclosure [Line Items]
Total revenue	3,824,204	2,617,973	2,160,509
Total expense	2,695,953	2,074,369	2,198,650
Income (loss) before income tax expense (benefit)	1,128,251	543,604	(38,141)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	929,638	616,243	(7,380)
Total assets at end of fiscal year	257,570,207	249,539,149	246,637,054
Foreign, United States of America
Foreign Activities Disclosure [Line Items]
Total revenue	2,579,150	1,319,244	500,590
Total expense	2,214,010	1,621,492	666,564
Income (loss) before income tax expense (benefit)	365,140	(302,248)	(165,974)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	442,036	(110,235)	(498,205)
Total assets at end of fiscal year	61,265,784	59,695,647	54,576,602
Foreign, Europe
Foreign Activities Disclosure [Line Items]
Total revenue	594,053	173,013	67,687
Total expense	690,299	370,130	311,639
Income (loss) before income tax expense (benefit)	(96,246)	(197,117)	(243,952)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(249,528)	(246,138)	(344,044)
Total assets at end of fiscal year	23,577,515	24,675,334	22,319,350
Foreign, Asia / Oceania Excluding Japan
Foreign Activities Disclosure [Line Items]
Total revenue	2,026,469	1,479,618	975,340
Total expense	1,784,126	1,282,806	726,042
Income (loss) before income tax expense (benefit)	242,343	196,812	249,298
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(44,115)	9,074	506,621
Total assets at end of fiscal year	39,097,955	34,452,071	31,909,321
Foreign, Other areas
Foreign Activities Disclosure [Line Items]
Total revenue	950,781	508,472	221,601
Total expense	707,675	301,301	81,559
Income (loss) before income tax expense (benefit)	243,106	207,171	140,042
Net income (loss) attributable to Mitsubishi UFJ Financial Group	250,090	107,691	259,688
Total assets at end of fiscal year	¥ 15,925,000	¥ 13,373,532	¥ 12,207,691